10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Details
Exploration and evaluation asset costs included in accounts payable and accrued liabilities	$ 71,225	$ 245,702	$ 19,963
Share issue costs included in Due to Related Parties	52,750		15,000
Share capital recorded	144,750
Share issue costs was included in due to related parties		$ 71,250
Share issue costs related to the issue of finder's warrants	63,816
Share capital related to the issue of common shares	$ 89,625
Share issue costs related to the issue of finder's warrants			$ 11,424